World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	770,852,395.43	44,157
Yield Supplement Overcollateralization Amount at 06/30/14	16,957,972.24	0
Receivables Balance at 06/30/14	787,810,367.67	44,157
Principal Payments	25,492,472.69	1,140
Defaulted Receivables	1,229,644.25	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	16,221,284.90	0
Pool Balance at 07/31/14	744,866,965.83	42,965

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	6,309,862.22	347
Past Due 61-90 days	1,352,981.08	73
Past Due 91 + days	156,889.21	9
Total	7,819,732.51	429

Total 31+ Delinquent as % Ending Pool Balance	1.05%

Recoveries	584,489.38

Aggregate Net Losses/(Gains) - July 2014	645,154.87

Overcollateralization Target Amount	33,519,013.46
Actual Overcollateralization	28,873,661.80

Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	4.96%
Weighted Average Remaining Term	58.75

Flow of Funds	$ Amount

Collections	28,619,999.90
Advances	5,921.11
Investment Earnings on Cash Accounts	1,028.74
Servicing Fee	(656,508.64)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	27,970,441.11

Distributions of Available Funds
(1) Class A Interest	442,723.36
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,501,002.75
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,970,441.11

Servicing Fee	656,508.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 07/15/14	743,494,306.78
Principal Paid	27,501,002.75
Note Balance @ 08/15/14	715,993,304.03

Class A-1
Note Balance @ 07/15/14	109,344,306.78
Principal Paid	27,501,002.75
Note Balance @ 08/15/14	81,843,304.03
Note Factor @ 08/15/14	38.0666530%

Class A-2
Note Balance @ 07/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	257,000,000.00
Note Factor @ 08/15/14	100.0000000%

Class A-3
Note Balance @ 07/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	257,000,000.00
Note Factor @ 08/15/14	100.0000000%

Class A-4
Note Balance @ 07/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	102,340,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	17,810,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	469,438.36
Total Principal Paid	27,501,002.75
Total Paid	27,970,441.11

Class A-1
Coupon	0.20000%
Interest Paid	18,831.52
Principal Paid	27,501,002.75
Total Paid to A-1 Holders	27,519,834.27

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5528333
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.3865074
Total Distribution Amount	32.9393407

A-1 Interest Distribution Amount	0.0875885
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.9116407
Total A-1 Distribution Amount	127.9992292

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/14	65,412.40
Balance as of 07/31/14	71,333.51
Change	5,921.11

Reserve Account
Balance as of 07/15/14	2,171,744.40
Investment Earnings	76.06
Investment Earnings Paid	(76.06)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40